Revenues Attributable to Different Service and Product Groups (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Net revenues	$ 130,988	$ 117,548	$ 108,177
Total operating costs and expenses	(54,378)	(41,295)	(37,397)
Operating costs and expenses:
Cost of revenues	(57,412)	(48,334)	(44,343)
Selling and marketing	(34,910)	(24,517)	(24,186)
General and administrative	(19,468)	(16,778)	(13,211)
Unallocated corporate expenses	(3,513)	(3,253)	(3,225)
Other operating income	1,912	806	224
Unallocated corporate expenses	(3,513)	(3,253)	(3,225)
Operating income (loss)	21,110	28,725	26,661
Unallocated corporate expenses	(3,513)	(3,253)	(3,225)
Total assets	224,551	148,920	174,120
Total assets	224,551	148,920	174,120
Loss from equity method investment	(153)	(91)
Cost of Sales
Operating costs and expenses:
Cost of revenues	(57,412)	(48,334)	(44,343)
Selling Expense
Operating costs and expenses:
Selling and marketing	(34,910)	(24,517)	(24,186)
General and Administrative Expense
Operating costs and expenses:
General and administrative	(15,955)	(13,525)	(9,986)
Operating Expense
Segment Reporting Information [Line Items]
Total operating costs and expenses	(111,790)	(89,629)	(81,740)
Other Operating Income (Expense)
Operating costs and expenses:
Other operating income	1,912	806	224
Operating Income (Loss)
Operating costs and expenses:
Operating income (loss)	21,110	28,725	26,661
Depreciation And Amortization
Operating costs and expenses:
Amortization and depreciation	4,790	3,639	2,471
Loss From Equity Method Investments
Operating costs and expenses:
Loss from equity method investment	(153)	(91)
Online Education Service
Segment Reporting Information [Line Items]
Net revenues	114,190	110,137	104,487
Total operating costs and expenses	(93,754)	(79,078)	(76,395)
Operating costs and expenses:
Cost of revenues	(50,168)	(44,473)	(42,993)
Selling and marketing	(30,696)	(22,556)	(23,589)
General and administrative	(12,890)	(12,049)	(9,813)
Other operating income	184	570	224
Operating income (loss)	20,620	31,629	28,316
Total assets	133,836	93,609	166,250
Total assets	133,836	93,609	166,250
Amortization and depreciation	3,001	2,792	2,388
Loss from equity method investment	(153)	(91)
Startup Training Service
Segment Reporting Information [Line Items]
Net revenues	5,276	4,375	3,690
Total operating costs and expenses	(3,972)	(3,379)	(2,120)
Operating costs and expenses:
Cost of revenues	(2,069)	(1,915)	(1,350)
Selling and marketing	(869)	(688)	(597)
General and administrative	(1,034)	(776)	(173)
Other operating income	91	2
Operating income (loss)	1,395	998	1,570
Total assets	45,569	13,262	7,870
Total assets	45,569	13,262	7,870
Amortization and depreciation	36	60	$ 83
Software Sales Service
Segment Reporting Information [Line Items]
Net revenues	11,522	3,036
Total operating costs and expenses	(10,551)	(3,919)
Operating costs and expenses:
Cost of revenues	(5,175)	(1,946)
Selling and marketing	(3,345)	(1,273)
General and administrative	(2,031)	(700)
Other operating income	1,637	234
Operating income (loss)	2,608	(649)
Total assets	45,146	42,049
Total assets	45,146	42,049
Amortization and depreciation	$ 1,753	$ 787